Warrant liabilities (Details Narrative) $ in Thousands	3 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2026 CAD ($)	Sep. 30, 2026 $ / shares	Sep. 30, 2026 CAD ($)	Sep. 30, 2025 CAD ($)	Dec. 31, 2025 $ / shares
IfrsStatementLineItems [Line Items]
Loss on valuation of warrant liabilities | $	$ (355)		$ 2,253	$ 29,381
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Derivative liability increase in share price | $ / shares		$ 13.16			$ 8.81